SHAREHOLDERS EQUITY (DEFICIT) (Details Narrative)	1 Months Ended
	Jul. 31, 2020 integer $ / shares shares	Mar. 31, 2020 shares	Feb. 29, 2020 $ / shares shares	Dec. 31, 2019 shares
Common stock, shares issued | shares		101,740,666	1,660,680	100,074,000
Shares issued price per share | $ / shares			$ 3
Subsequent Event [Member] | Shareholders [Member]
Shares issued price per share | $ / shares	$ 3
Shares to be issued | shares	26,000
Number of shareholder | integer	2